RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Due to related parties	$ 575	$ 525
ITCL
Related Party Transaction [Line Items]
Due to related parties	479	479
Frontline
Related Party Transaction [Line Items]
Vessel management annual fee	50	50	50
Managment agreement termination, required notice	30 days
Due to related parties	$ 96	$ 46